Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

During the years ended December 31, 2019, 2020 and 2021, significant related party transactions and balances were as follows:

a.Revenue from Related Parties

	Years Ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
One-time commissions
Funds managed by Jupai Group	58,676,277	58,159,887	13,477,880	2,114,973
Investees of shareholder of the Company	2,047,634	236,589	—
Total one-time commissions	60,723,911	58,396,476	13,477,880	2,114,973
Recurring management fee
Funds managed by Jupai Group	340,732,359	98,405,095	102,896,582	16,146,720
Total recurring management fee	340,732,359	98,405,095	102,896,582	16,146,720
Recurring service fee
Funds managed by Jupai Group	1,433,629	20,223,856	10,025,528	1,573,224
Total recurring service fee	1,433,629	20,223,856	10,025,528	1,573,224
Total revenue from related parties	402,889,899	177,025,427	126,399,990	19,834,917

b.Transaction to Related Parties

In 2019, UP Capital Asset Management Limited (BVI) (“UP”) was disposed for RMB34.0 million to a subsidiary of E-house.

c.Amounts due from Related Parties

As of December 31, 2020 and 2021, amounts due from related parties were comprised of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Service fee receivable	26,149,345	20,597,776	3,232,241
Loan to related parties	200,000,000	200,000,000	31,384,364
Loan to noncontrolling interest shareholder	23,187,995	23,187,995	3,638,702
Total amounts due from related parties	249,337,340	243,785,771	38,255,307

The amounts represent net of allowance for doubtful accounts of RMB107,453,024 and RMB107,453,024 as of December 31, 2020 and 2021, respectively. The loan of RMB200 million to related parties occurred in October 2019 and will expire in December 2022. The borrower is a limited partnership with a 100% controlled subsidiary of the company served as its general partner. After overall considering historical cooperation history, its financial status and economic condition, no account allowance was accrued as of December 31, 2020 and 2021.

d.Deferred Revenue from Related Parties

As of December 31, 2020 and 2021, deferred revenue from related parties was comprised of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Funds managed by Jupai Group	21,789,907	5,682,447	891,700
Total deferred revenue	21,789,907	5,682,447	891,700

The amounts represent recurring management fees and recurring service fees received from the investment funds managed or served by the Group in advance.

e.Amounts due to Related Parties

As of December 31, 2020 and 2021, amounts due to related parties were as following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Funds managed by Jupai Group	14,625,680	14,617,178	2,293,754
Investees of shareholder of the Company	2,000,000	2,000,000	313,844
Total amounts due to related parties	16,625,680	16,617,178	2,607,598

The amounts as of December 31, 2020 and 2021 mainly represent capital investments collected on behalf of investees.